Basis of Presentation and Significant Accounting Policies, Offering Costs (Q2) (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
	Jun. 07, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Offering Costs [Abstract]
Deferred offering costs		$ 1,100		$ 300
Gross proceeds from issuance of redeemable convertible preferred stock		64,996	$ 0
Net of offering costs		$ 750	$ 0	$ 206	$ 0	$ 0
Class C Units [Member]
Offering Costs [Abstract]
Net proceeds from issuance of redeemable convertible preferred stock	$ 64,500
Gross proceeds from issuance of redeemable convertible preferred stock	65,000
Net of offering costs	500
Additional offering cost	300
Offering costs, total	$ 800